NET REVENUES - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of revenues
Net revenues	¥ 8,203,157	$ 1,257,189	¥ 3,952,053	¥ 1,785,970
Product
Disaggregation of revenues
Net revenues	8,156,672		3,929,698	1,771,144
B2C segment
Disaggregation of revenues
Net revenues	666,223		636,430	709,585
B2B segment
Disaggregation of revenues
Net revenues	7,490,449		3,293,268	1,061,559
Service
Disaggregation of revenues
Net revenues	46,485		22,355	14,826
MP Service
Disaggregation of revenues
Net revenues	30,533		17,239	12,490
Other Services
Disaggregation of revenues
Net revenues	¥ 15,952		¥ 5,116	¥ 2,336